Convertible redeemable non-controlling interests and convertible non-controlling interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Convertible redeemable non-controlling interests and convertible non-controlling interests
Convertible redeemable noncontrolling interests, beginning balance	¥ 12,257,889		¥ 3,345,265
Issuance of convertible redeemable non-controlling interests, net of issuance costs			8,225,007		¥ 3,180,218
Accretion of convertible redeemable non controlling interests to redemption value	898,649		687,617		165,047
Repurchase of convertible redeemable non-controlling interests	(145,962)
Convertible redeemable noncontrolling interests, ending balance	13,010,576	$ 1,886,356	12,257,889		3,345,265
Convertible noncontrolling interests, beginning balance	1,069,357		99,851
Issuance of convertible non-controlling interests, net of issuance costs			969,506		99,851
Convertible noncontrolling interests, ending balance	1,069,357	$ 155,042	¥ 1,069,357		¥ 99,851
Repurchase of convertible redeemable non-controlling interests, difference in additional paid-in capital	¥ 15,764
Soda Technology Inc. ("Soda")
Convertible redeemable non-controlling interests and convertible non-controlling interests
Proceeds of redeemable and contingently redeemable shares issued by subsidiaries | $				$ 1,264,000		$ 1,264,000
Voyager Group Inc. ("Voyager")
Convertible redeemable non-controlling interests and convertible non-controlling interests
Proceeds of redeemable and contingently redeemable shares issued by subsidiaries | $				825,000		$ 825,000
City Puzzle Holding Limited ("City Puzzle")
Convertible redeemable non-controlling interests and convertible non-controlling interests
Proceeds of redeemable and contingently redeemable shares issued by subsidiaries | $				$ 1,340,000